Equity Investees (Schedule Of Operations For Equity Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 246,265	$ 183,533	$ 162,267
Operating Income	146,760	102,107	80,841
Net Income	$ 142,754	$ 99,357	$ 77,975